ENVIRONMENTAL REHABILITATION AND OTHER PROVISIONS (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of other provisions, contingent liabilities and contingent assets [Abstract]
Disclosure of environmental rehabilitation and other provisions

Figure in millions	Provision for decommissioning	Provision for restoration	Provision for silicosis (5)	Other provisions (2)	Total

Balance at 1 January 2024	173	452	17	74	716
Changes in estimates - recognised in profit or loss (1)	—	46	(3)	28	71
Change in estimates - capitalised (1)	(4)	—	—	—	(4)
Reclassifications	10	(10)	—	—	—
Acquired through business combination	20	31	—	—	51
Transfer (4)	—	—	—	(19)	(19)
Utilised during the year	—	(38)	(1)	(22)	(61)
Unwinding of provision	7	19	2	—	28
Translation	(3)	(3)	(1)	(10)	(17)
Balance at 31 December 2024	203	497	14	51	765
Current portion	3	90	1	15	109
Non-current portion	200	407	13	36	656

US Dollars
Figures in millions	2024

Expected cash flows
Within one year	109
Between one and two years	54
Between two and five years	232
After five years	370
765
Sensitivity analysis - Provision for decommissioning (3)
A change in discount rates and cash flows have a significant impact on the amounts recognised in the statement of financial position. A 10% change in the discount rate and cash flows would have the following impact:

Effect of increase in assumptions:
10% change in discount rate	(10)
10% change in cash flows	20
Effect of decrease in assumptions:
10% change in discount rate	10
10% change in cash flows	(20)

Sensitivity analysis - Provision for restoration (3)
A change in discount rates and cash flows have a significant impact on the amounts recognised in the income statement. A 10% change in the discount rate and cash flows would have the following impact:
Effect of increase in assumptions:
10% change in discount rate	(14)
10% change in cash flows	50
Effect of decrease in assumptions:
10% change in discount rate	15
10% change in cash flows	(50)

(1)The change in estimates relating to the provision for decommissioning and restoration is attributable to shifts in discount rates from global economic assumption changes, alterations in mine plans affecting cash flows, updates in design for closure of tailings storage facilities and in revised methodology following requests from the environmental regulatory authorities. These provisions are expected to unwind beyond the end of the life-of-mine.
(2)Other provisions comprise claims filed by former employees in respect of loss of employment, work-related accident injuries and diseases, governmental fiscal claims relating to levies, surcharges and environmental legal disputes. These liabilities are expected to be settled over the next five-year period.
(3)The sensitivity analysis is based on the change of a single assumption, keeping all other assumptions constant. This may not be the case in practice where changes in assumptions may result in correlated changes in other assumptions, and a change in the provision amount.
(4)Transfer of the Yatela provision for rehabilitation and social obligations to trade and other payables, as the settlement amount has now been agreed with the sale of Yatela.
(5)      The Group has provided for the estimated cost of the settlement based on actuarial assessments, discounted to its present value. The undiscounted provision at
31 December 2024 is $18m.

Disclosure of discount rates and inflation	The final cost may significantly differ from current estimates. The following rates were used in the calculation of the provision:

2024

Group environmental rehabilitation (excluding Australia and Brazil environmental rehabilitation)
USD inflation rate (range)	2.0% - 3.0%
USD discount rate (range)	4.2% - 4.7%

Australia environmental rehabilitation
AUD inflation rate (range)	2.5% - 2.6%
AUD discount rate (range)	3.9% - 4.1%

Brazil environmental rehabilitation
Brazil inflation rate (range)	3.5% - 4.5%
Brazil discount rate (range)	6.2% - 6.3%